SUBSEQUENT EVENT (Details) (Subsequent events, 0.75 % senior notes, due January 15, 2016, TransCanada PipeLines Limited, USD $) In Millions, unless otherwise specified	0 Months Ended
Jan. 15, 2013
Subsequent events | 0.75 % senior notes, due January 15, 2016 | TransCanada PipeLines Limited
Subsequent Event [Line Items]
Debt issued	$ 750
Interest rate (as a percent)	0.75%